Annual Operating Expenses - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2024
Fidelity Advisor Large Cap Fund - Class A
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.16%
Fidelity Advisor Large Cap Fund - Class C
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	1.93%
Fidelity Advisor Large Cap Fund - Class M
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.41%
Fidelity Advisor Large Cap Fund - Class I
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.90%
Fidelity Advisor Large Cap Fund - Class Z
Operating Expenses:
Management fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.78%

[1]	AThe management fee is comprised of a basic fee of 0.52% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.